Goodwill and Other Intangible Assets (Estimated Useful Lives Applied to Finite-Lived Intangible Assets) (Detail)	12 Months Ended
Dec. 31, 2021
Customer relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Useful Life Intangible Assets Other Than Goodwill	5 – 15
Technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Useful Life Intangible Assets Other Than Goodwill	2 – 24
Trade names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Useful Life Intangible Assets Other Than Goodwill	1 – 20 ³
Other [Member]
Disclosure of detailed information about intangible assets [Line Items]
Useful Life Intangible Assets Other Than Goodwill	1 – 30